ADVANCES TO SUPPLIERS, NET - Schedule of Advances to Suppliers (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
ADVANCES TO SUPPLIERS, NET - Schedule of Advances to Suppliers (Details) [Line Items]
Advances to suppliers	$ 6,004,037	$ 1,639,728
Provision for impairment	(1,762,946)	(1,539,867)	$ (3,508,411)
Total	$ 4,241,091	99,861	3,881
Previously Reported [Member]
ADVANCES TO SUPPLIERS, NET - Schedule of Advances to Suppliers (Details) [Line Items]
Advances to suppliers		$ 1,639,727	$ 3,512,292